    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JUNE 25, 1998
                                                    REGISTRATION NO. 333-52227
===============================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                 -------------

                                   FORM N-14

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933        [X]

                         PRE-EFFECTIVE AMENDMENT NO. 2                     [X]

                          POST-EFFECTIVE AMENDMENT NO.                     [ ]

                                 -------------

                       MORGAN STANLEY DEAN WITTER GLOBAL
                           DIVIDEND GROWTH SECURITIES
               (Exact Name of Registrant as Specified in Charter)

                TWO WORLD TRADE CENTER, NEW YORK, NEW YORK 10048
                    (Address of Principal Executive Offices)

                                  212-392-1600
                        (Registrant's Telephone Number)

                                BARRY FINK, ESQ.
                             TWO WORLD TRADE CENTER
                            NEW YORK, NEW YORK 10048
                    (Name and Address of Agent for Service)

                                 -------------

                                    COPY TO:
                            STUART M. STRAUSS, ESQ.
                  GORDON ALTMAN BUTOWSKY WEITZEN SHALOV & WEIN
                              114 WEST 47TH STREET
                            NEW YORK, NEW YORK 10036

THE REGISTRANT HEREBY AMENDS THIS REGISTRATION STATEMENT ON SUCH DATE OR DATES AS MAY BE NECESSARY TO DELAY ITS EFFECTIVE DATE UNTIL THE REGISTRANT SHALL FILE A FURTHER AMENDMENT WHICH SPECIFICALLY STATES THAT THE REGISTRATION STATEMENT SHALL THEREAFTER BECOME EFFECTIVE IN ACCORDANCE WITH
SECTION 8(A) OF THE SECURITIES ACT OF 1933 OR UNTIL THE REGISTRATION SHALL BECOME EFFECTIVE ON SUCH DATE AS THE COMMISSION, ACTING PURSUANT TO SAID
SECTION 8(A), MAY DETERMINE.

                  The Exhibit Index is located on page [   ]

No filing fee is due because the Registrant has previously registered an indefinite number of shares pursuant to Section (a)(1) of Rule 24f-2 under the Investment Company Act of 1940, as amended. The Registrant filed the Rule 24f-2 Notice, for its fiscal year ended March 31, 1998, with the Securities and Exchange Commission on April 27, 1998.

Pursuant to Rule 429, this Registration Statement relates to shares previously registered by the Registrant on Form N-1A (Registration Nos. 33-59004; 811-7458).

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         Incorporated herein by reference is Pre-Effective Amendment No. 1 to the Registrant's Form N-14 (file No. 333-52227), including Parts A, B and C thereof, except for Exhibit 14 (Accountants' Consent) thereto, which is filed herewith.

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                                 SIGNATURES


   As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of New York and State of New York, on the 24th day of June 1998.

                                    MORGAN STANLEY DEAN WITTER GLOBAL
                                    DIVIDEND GROWTH SECURITIES

                                    By: /s/ Barry Fink
                                        ....................................
                                        Barry Fink
                                        Vice President and Secretary

   As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated.

              SIGNATURE                             TITLE                        DATE
              ---------                             -----                        ----
1.Principal Executive Officer
  Charles A. Fiumefreddo**            Trustee and Chairman                   June 24, 1998

2.Principal Financial Officer
  /s/ Thomas F. Caloia                Treasurer and Principal Accounting     June 24, 1998
  .................................   Officer
  Thomas F. Caloia

3.Majority of Trustees

  Michael Bozic*                      Trustee                                June 24, 1998

  Edwin J. Garn*                      Trustee                                June 24, 1998

  John R. Haire*                      Trusee                                 June 24, 1998

  Manuel H. Johnson*                  Trustee                                June 24, 1998

  Michael E. Nugent*                  Trustee                                June 24, 1998

  John L. Schroeder*                  Trustee                                June 24, 1998

  Philip J. Purcell**                 Trustee                                June 24, 1998

  Wayne E. Hedien*                    Trustee                                June 24, 1998

*By: /s/ Stuart M. Strauss, Esq.
     ...............................
     Attorney-in-Fact

Dated:June 24, 1998

**By: /s/ Barry Fink
      ..............................
      Attorney-in-Fact

Dated:June 24, 1998

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                                 EXHIBIT INDEX

   EXHIBIT                                            PAGE
   NUMBER                   EXHIBIT                  NUMBER
   ------                   -------                  ------

    (14)       Consent of Independent Accountants